RELATED PARTY TRANSACTIONS (Details Narrative)	3 Months Ended	9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)
Consulting expense	$ 5,000	$ 30,000
Iveda Phils, Inc. [Member]
Accounts and other payables	$ 17,723	$ 17,723